Basis of preparation - Disclosure of events after the reporting period (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Applicable tax rate	40.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of non-adjusting events after reporting period [line items]
Applicable tax rate	65.00%
Deferred tax expense (income)	$ 800